Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives Assigned to Fixed Assets	Useful lives assigned to fixed assets are as follows:
Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term
Useful lives assigned to fixed assets are as follows:
Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term

Schedule of Changes in Equity Investments	The following table sets forth a summary of the changes in equity investments. This investment has been recorded at cost in accordance with ASC 321.
For the three months ended March 31, 2024

As of December 31, 2023	22,711,221
Purchase of equity investments	-
Unrealized gains	-
As of March 31, 2024	$22,711,221
The following table sets forth a summary of the changes in equity investments. This investment has been recorded at cost in accordance with ASC 321.
For the year ended December 31, 2023

As of December 31, 2022	-
Purchase of equity investments	22,711,211
Unrealized gains	-
As of December 31, 2023	$22,711,221

Schedule of Dilutive Earnings Per Share as Effects Were Anti-Dilutive	As of March 31, 2024, 45,572 stock options, 0 unvested restricted stock units, 5,097,080 warrants, 22,280 shares of preferred series A-1 stock, 6,000 shares of preferred series B-1, and 2,625 shares of preferred series B-2 stock were excluded from dilutive earnings per share as their effects were anti-dilutive.
Instrument	Quantity Issued and Outstanding as of March 31, 2024	Common Stock Equivalent
Series A Preferred Stock	-	-
Preferred Series A-1 Stock	22,280	5,018,019
Series B Preferred Stock	-	-
Preferred Series B-1 Stock	6,000	1,477,833
Preferred Series B-2 Stock	2,625	557,325
Series C Preferred Stock	-	-
Warrants	5,097,080	5,097,080
Options	45,572	45,572
Total Common Stock Equivalent		12,195,829